Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 42,333		$ 46,357
Receivable - margin account	1,164		1,818
Accounts receivable, less reserves	35,994	[1]	41,386	[2]
Other accounts receivables, less reserves	7,619	[3]	6,746	[4]
Unbilled revenues	21,741		28,262
Materials and supplies, at average cost	17,169		16,997
Fossil fuel	8,311		6,367
Stored natural gas, at average cost	9,701		14,980
Prepaid taxes	17,518		19,520
Regulatory assets - current	8,751		10,327
Deferred income taxes	8,058		23,483
Other current assets	7,886		6,694
Total Current Assets	186,245		222,937
Regulatory assets	206,395		218,853
Other deferred assets and other	8,288		7,075
Property, Plant, and Equipment:
Property, plant, and equipment, net	990,554		975,053
Construction work in progress	132,750		98,411
Total Property, Plant, and Equipment	1,123,304		1,073,464
Investments	66,077		64,595
Total Assets	1,590,309		1,586,924
Current Liabilities:
Long-term debt due within one year	3,721		3,013
Short-term debt	14,000		0
Accounts payable	38,551		43,518
Accrued interest and taxes	4,199		4,296
Accrued payroll related items	8,274		10,063
Derivative liabilities	9,200		9,270
Other current liabilities	12,586		5,637
Total Current Liabilities	90,531		75,797
Other Credits:
Deferred income taxes	275,626		270,410
Investment tax credit - deferred	1,413		1,520
Regulatory liabilities	22,423		24,538
Accrued pension and other postretirement benefits	134,507		162,835
Derivative liabilities	58,530		63,320
Other deferred liabilities and other	53,037		50,584
Total Other Credits	545,536		573,207
Capitalization:
Common shareholders equity	597,780		579,429
Long-term debt	356,462		358,491
Total Capitalization	954,242		937,920
Commitments and contingencies (see Footnote 8)	0		0
Total Liabilities and Capitalization	1,590,309		1,586,924
MGE [Member]
Current Assets:
Cash and cash equivalents	5,310		6,350
Receivable - margin account	1,164		1,818
Accounts receivable, less reserves	35,994	[1]	41,386	[2]
Affiliate receivables	623		634
Other accounts receivables, less reserves	7,579	[3]	6,732	[4]
Unbilled revenues	21,741		28,262
Materials and supplies, at average cost	17,169		16,997
Fossil fuel	8,311		6,367
Stored natural gas, at average cost	9,701		14,980
Prepaid taxes	21,879		23,561
Regulatory assets - current	8,751		10,327
Deferred income taxes	7,652		23,305
Other current assets	7,879		6,670
Total Current Assets	153,753		187,389
Affiliate receivable long-term	6,089		6,354
Regulatory assets	206,395		218,853
Other deferred assets and other	6,660		6,540
Property, Plant, and Equipment:
Property, plant, and equipment, net	990,423		974,549
Construction work in progress	132,750		98,411
Total Property, Plant, and Equipment	1,123,173		1,072,960
Investments	63,371		61,555
Total Assets	1,559,441		1,553,651
Current Liabilities:
Long-term debt due within one year	3,721		3,013
Short-term debt	14,000		0
Accounts payable	38,549		43,517
Affiliate payables	20		767
Accrued interest and taxes	3,896		4,248
Accrued payroll related items	8,274		10,063
Derivative liabilities	9,200		9,270
Other current liabilities	12,392		4,491
Total Current Liabilities	90,052		75,369
Other Credits:
Deferred income taxes	270,738		266,231
Investment tax credit - deferred	1,413		1,520
Regulatory liabilities	22,423		24,538
Accrued pension and other postretirement benefits	134,507		162,835
Derivative liabilities	58,530		63,320
Other deferred liabilities and other	53,037		50,581
Total Other Credits	540,648		569,025
Capitalization:
Common shareholders equity	456,163		433,296
Noncontrolling interest	116,116		117,470
Total Equity	572,279		550,766
Long-term debt	356,462		358,491
Total Capitalization	928,741		909,257
Commitments and contingencies (see Footnote 8)	0		0
Total Liabilities and Capitalization	$ 1,559,441		$ 1,553,651

[1]	less reserves of $4,015
[2]	less reserves of $3,885
[3]	less reserves of $846
[4]	less reserves of $931